Pensions and post-retirement benefits - Balance sheet reconciliation (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets	£ 2,108,000,000	£ 1,768,000,000
Retirement benefit liabilities	(313,000,000)	(283,000,000)
Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(58,000,000)	(64,000,000)
Interest costs or income on scheme liabilities or assets	48,000,000	24,000,000
Past service cost	0	(134,000,000)
Net surplus/(deficit)	1,795,000,000	1,485,000,000
Retirement benefit assets	2,108,000,000	1,768,000,000
Retirement benefit liabilities	(313,000,000)	(283,000,000)
Net retirement benefit assets/(liabilities)	1,795,000,000	1,485,000,000
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(1,410,000,000)	(2,167,000,000)
Net surplus/(deficit)	2,058,000,000	1,735,000,000
Retirement benefit assets	2,058,000,000	1,735,000,000
Retirement benefit liabilities	0	0
Net retirement benefit assets/(liabilities)	2,058,000,000	1,735,000,000
Defined benefit obligations [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(28,237,000,000)	(30,243,000,000)
Current service cost	(226,000,000)	(240,000,000)
Interest costs or income on scheme liabilities or assets	(747,000,000)	(705,000,000)
Past service cost	0	(134,000,000)
Remeasurement (loss)/gain - financial	(3,087,000,000)	1,129,000,000
Remeasurement gain/(loss) - demographic	223,000,000	(242,000,000)
Remeasurement gain - experience	277,000,000	(75,000,000)
Employee contributions	(5,000,000)	(4,000,000)
Benefits paid	(1,459,000,000)	(2,205,000,000)
Exchange and other movements	45,000,000	72,000,000
Benefit obligation at end of the year	(30,298,000,000)	(28,237,000,000)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(27,301,000,000)	(29,160,000,000)
Current service cost	(210,000,000)	(226,000,000)
Interest costs or income on scheme liabilities or assets	(718,000,000)	(677,000,000)
Past service cost	0	(140,000,000)
Remeasurement (loss)/gain - financial	(2,964,000,000)	1,075,000,000
Remeasurement gain/(loss) - demographic	214,000,000	(245,000,000)
Remeasurement gain - experience	266,000,000	(94,000,000)
Employee contributions	(1,000,000)	(1,000,000)
Benefits paid	(1,410,000,000)	(2,167,000,000)
Exchange and other movements	0	0
Benefit obligation at end of the year	(29,304,000,000)	(27,301,000,000)
Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	29,722,000,000	30,922,000,000
Interest costs or income on scheme liabilities or assets	795,000,000	729,000,000
Employer contribution	755,000,000	754,000,000
Settlements	(2,000,000)	(106,000,000)
Remeasurement - return on scheme assets greater/(less) than discount rate	2,312,000,000	(400,000,000)
Employee contributions	(5,000,000)	(4,000,000)
Benefits paid	(1,459,000,000)	(2,205,000,000)
Exchange and other movements	(35,000,000)	24,000,000
Fair value of scheme assets at end of the year	32,093,000,000	29,722,000,000
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	29,036,000,000	30,112,000,000
Interest costs or income on scheme liabilities or assets	774,000,000	709,000,000
Employer contribution	731,000,000	741,000,000
Settlements	0	0
Remeasurement - return on scheme assets greater/(less) than discount rate	2,230,000,000	(360,000,000)
Employee contributions	(1,000,000)	(1,000,000)
Benefits paid	(1,410,000,000)	(2,167,000,000)
Exchange and other movements	0	0
Fair value of scheme assets at end of the year	£ 31,362,000,000	£ 29,036,000,000